GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL.
GOODWILL
9.	GOODWILL

The carrying amount of goodwill as of each reporting period is as follows:

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2024	3,650,504	955,220	4,605,724
Balance as of December 31, 2025	3,650,504	955,220	4,605,724
Balance as of December 31, 2025, in US$	522,015	136,595	658,610

Cloud service and solutions reporting unit

In 2024 and 2025, the Group performed quantitative assessment for the goodwill allocated to Cloud service and solutions reporting unit. The fair value of this reporting unit has been determined using the discounted cash flow approach with the assistance of an independent third-party valuation firm. Significant assumptions used included projected revenue growth rates for public cloud services revenue, IDC costs and discount rate. As of December 31, 2025, the fair value of the Cloud service and solutions reporting unit amounted to RMB8,619,000 (US$1,232,501) exceeded its carrying amount by RMB1,837,247 (US$262,723) or 27%. No impairment losses were recognized for the periods presented.

Cloud-based digital solutions and services reporting unit

In 2024 and 2025, the Group performed qualitative and quantitative assessment for the goodwill allocated to Cloud-based digital solutions and services reporting unit. The fair value of this reporting unit has been determined using the discounted cash flow approach with the assistance of an independent third-party valuation firm. Significant assumptions used included projected revenue growth rates, gross margin and discount rate. As of December 31, 2025, the fair value of the Cloud-based digital solutions and services reporting unit amounted to RMB2,854,000 (US$408,117) exceeded its carrying amount by RMB322,719 (US$46,148) or 13%. No impairment losses were recognized for the periods presented.